SHAREHOLDERS' EQUITY - Common Stock Shares (Details)	6 Months Ended
	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Jul. 13, 2021 $ / shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common interests issued	71,882,729	63,262,039		61,537,901
Common interests outstanding	71,882,729	63,262,039		61,537,901
Common Class A | Cik0001819516 Aspirational Consumer Lifestyle Corp
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Common interests issued	0	2,681,422
Common interests outstanding	0	2,681,422
Shares subject to possible redemption, issued (in shares)	23,974,632	21,923,210
Shares subject to possible redemption, outstanding (in shares)	23,974,632	21,293,210
Class B Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common interests issued	5,993,658	5,993,658
Common interests outstanding	5,993,658	5,993,658
Number of Class A ordinary shares issued upon conversion of each share (in shares)	1	1
Threshold conversion ratio of stock	20
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%